Expense Example {- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2025 Fund - Premier Class	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 23
3 years	71
5 years	124
10 years	$ 280